Marketable Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Fair value through profit or loss	[1]	$ 1,112	$ 1,156
Available-for-sale		5,488	8,757
Marketable securities, Total		$ 6,600	$ 9,913

[1]	The Company recognized trading losses in the amount of $ 35 during the year ended December 31, 2019.